Investment properties (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Fair value at the beginning of the year	$ 300,337,000,000
Fair value at the end of the year	293,294,000,000	$ 300,337,000,000
Level 3 [Member] | Shopping Malls in Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	146,863,000,000	380,822,000,000
Additions	2,052,000,000	1,250,000,000
Capitalized leasing costs	19,000,000	15,000,000
Amortization of capitalized leasing costs	(9,000,000)	(10,000,000)
Transfers / Reclassification to assets held for sale	(63,306,000,000)	0
Investment properties, deconsolidation	0	(192,757)
Disposals	0	0
Currency translation adjustment	0	(20,262,000,000)
Net gain / (loss) from fair value adjustment	(883,000,000)	(22,195,000,000)
Fair value at the end of the year	84,736,000,000	146,863,000,000
Level 2 [Member]
Statement [Line Items]
Fair value at the beginning of the year	153,474,000,000	179,631,000,000
Additions	7,364,000,000	449,000,000
Capitalized leasing costs	23,000,000	21,000,000
Amortization of capitalized leasing costs	(36,000,000)	(11,000,000)
Transfers / Reclassification to assets held for sale	62,350	(869)
Investment properties, deconsolidation	0	0
Disposals	29,116,000,000	35,135,000,000
Currency translation adjustment	(34,000,000)	(20,000,000)
Net gain / (loss) from fair value adjustment	14,533,000,000	9,408,000,000
Fair value at the end of the year	$ 208,558,000,000	$ 153,474,000,000